Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Payment [Abstract]
Schedule of Share Option and RSUs Activity

The Company maintains a share-based payment plan for employees, directors and consultants (the “Plan”). According to the Plan, the Company can grant options and RSUs. The options and the RSUs vest over a period of up to four years, and the options’ term period is 7-10 years. Nevertheless, the Board of Directors is qualified to resolve on different vesting terms. Below is a summary of the Company’s share option and RSUs activity during the years 2024, 2023 and 2022:

Date of grant	Amount	Exercise price ($) (*)	Fair value at the date of grant (U.S. dollars in thousands)	Volatility	Risk-free interest rate	Contractual term (in years)
2024
Options
January 1, 2024	100,000	0.00-0.43	63	0%-80.00%	3.59%	3-7
March 13, 2024	45,012	0.00-1.09	59	0%-86.21%	3.89%	2-7
July 16, 2024	100,000	-	287	-	-	5
September 25, 2024	660,024	-	783	-	-	3-7
	905,036
RSUs
January 1, 2024	50,000	-	39	-	-
March 13, 2024	190,044	-	347	-	-
July 16, 2024	55,020	-	158	-	-
September 9, 2024	199,992	-	210	-	-
September 25, 2024	1,750,152	-	2,078	-	-
November 24, 2024	152,040	-	226	-	-
	2,397,248
2023
Options
April 20, 2023	100,000	0.20	10	79.84%	4.14%	2
May 18, 2023	30,000	0.21	3	89.91%	3.94%	10
November 27, 2023	1,343,748	0.00-0.43	414	91.46%	4.17%	7
	1,473,748
RSUs
July 19, 2023	100,000	-	26	-	-
September 13, 2023	650,000	-	209	-	-
November 27, 2023	925,572	-	494	-	-
	1,675,572
2022
Options
March 13, 2022	84,000	0.66	59	93.01%	2.08%	10
May 30, 2022	323,000	0.00-0.57	125	92.55%	2.57%	10
August 31, 2022	228,000	0.47	63	91.14%	2.97%	10
November 28, 2022	1,673,060	0.34	295	91.09%	3.30%	10
December 19, 2022	1,020,000	0.41	116	90.78%	3.37%	10
December 21, 2022	20,000	0.29	2	90.78%	3.47%	10
	3,348,060

(*)	Translated from NIS based on the U.S. dollars/NIS exchange rate as of December 31, 2024.

Schedule of Share Options and RSUs Outstanding and their Related Weighted Average Exercise Prices

Movement in the number of share options and RSUs outstanding and their related weighted average exercise prices are as follows:

	2024		2023		2022
	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)
Outstanding at beginning of year:	7,136,720	0.67	7,001,800	0.88	4,235,525	1.52
Granted	905,036	0.06	1,473,748	0.34	3,348,060	0.40
Exercised	(2,917,879)	1.23	(224,463)	0.10	(46,561)	-
Forfeited	(262,845)	0.42	(768,269)	0.56	(277,196)	1.51
Expired	(28,066)	0.67	(346,096)	1.08	(258,028)	4.52
Outstanding at end of year	4,832,966	0.47	7,136,720	0.67	7,001,800	0.88
Exercisable at end of year	2,548,439	0.66	3,605,391	1.09	2,087,181	1.31

Schedule of RSUs

RSUs

	2024	2023
	Number of RSUs	Number of RSUs
Outstanding at beginning of year:	1,675,572	-
Granted	2,397,248	1,675,572
Vested	(508,898)	-
Forfeited	(279,180)	-
Outstanding at end of year	3,284,742	1,675,572

Schedule of Exercise Price and the Remaining Contractual Life of Options Outstanding

The following table summarizes information about exercise price and the remaining contractual life of options outstanding at the end of 2024, 2023 and 2022:

	2024		2023		2022
Exercise prices ($)	Number outstanding at end of year	Remaining contractual life (in years)	Number outstanding at end of year	Remaining contractual life (in years)	Number outstanding at end of year	Remaining contractual life (in years)
0.00	1,059,009	1.20-6.73	972,728	0.15-6.91	589,668	0.15-9.42
0.21-1.09	3,119,610	0.03-8.38	3,783,920	6.91-9.39	3,118,060	9.20-9.97
1.23-1.77	654,347	0.25-6.65	2,380,072	0.65-7.72	3,294,072	0.59-8.65
	4,832,966		7,136,720		7,001,800

Schedule of Respect of Services Received from its Employees and Consultants

The costs which were recognized in the Company’s financial statements in respect of services received from its employees and consultants are presented in the table below:

	Year ended December 31
	2024	2023	2022
	U.S. dollar in thousands
Share-based payment plans	2,017	933	1,679